Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001535929
Registrant Name	Voya Financial, Inc.
Registration File Number	333-293632
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A